Trade Receivables - Summary of Trade Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of credit risk exposure [line items]
Trade receivables	$ 16,625	$ 13,475	$ 19,750
Gross carrying amount
Disclosure of credit risk exposure [line items]
Trade receivables	18,041	14,379
Loss allowance (Lifetime ECL)
Disclosure of credit risk exposure [line items]
Trade receivables	$ (1,416)	$ (904)